ADVANCE TO SUPPLIERS - Schedule of Advances to Suppliers (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Advances to suppliers [Line Items]
Advances to suppliers	R$ 494,817	R$ 371,594
Provision for loss	(51,353)	(52,936)
Local currency
Advances to suppliers [Line Items]
Advances to suppliers	175,917	152,533
Foreign currency
Advances to suppliers [Line Items]
Advances to suppliers	R$ 370,253	R$ 271,997